Average Annual Total Returns	0 Months Ended
	Dec. 01, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years
Since Inception	7.01%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years
Since Inception	(1.53%)	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.42%
5 Years
Since Inception	3.39%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2015 Fund) | Class A
Average Annual Return:
1 Year	(3.28%)
5 Years
Since Inception	1.26%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2015 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(3.98%)
5 Years
Since Inception	0.30%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2015 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.88%)
5 Years
Since Inception	0.55%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years
Since Inception	7.01%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.49%
5 Years
Since Inception	1.19%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years
Since Inception	(1.53%)	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2025 Fund) | Class A
Average Annual Return:
1 Year	(5.85%)
5 Years
Since Inception	(0.75%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2025 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(6.74%)
5 Years
Since Inception	(1.38%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2025 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.35%)
5 Years
Since Inception	(0.91%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years
Since Inception	7.01%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years
Since Inception	(1.53%)	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.62%)
5 Years
Since Inception	(0.50%)	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2035 Fund) | Class A
Average Annual Return:
1 Year	(8.74%)
5 Years
Since Inception	(2.32%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2035 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(9.28%)
5 Years
Since Inception	(2.72%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2035 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.35%)
5 Years
Since Inception	(2.09%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years
Since Inception	7.01%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years
Since Inception	(1.53%)	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.99%)
5 Years
Since Inception	(0.94%)	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2045 Fund) | Class A
Average Annual Return:
1 Year	(9.96%)
5 Years
Since Inception	(2.60%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2045 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(10.27%)
5 Years
Since Inception	(2.94%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2045 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(6.29%)
5 Years
Since Inception	(2.30%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years
Since Inception	7.01%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years
Since Inception	(1.53%)	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.00%)
5 Years
Since Inception	(0.95%)	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Class A
Average Annual Return:
1 Year	(10.00%)
5 Years
Since Inception	(2.67%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(10.74%)
5 Years
Since Inception	(3.22%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(6.00%)
5 Years
Since Inception	(2.44%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Class C
Average Annual Return:
1 Year	(5.47%)
5 Years
Since Inception	(1.39%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Strategic Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Institutional) | (WFA Strategic Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	5.26%
5 Years	3.67%
10 Years	3.72%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Strategic Municipal Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.20%
5 Years	3.65%
10 Years	3.37%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Strategic Municipal Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.55%
5 Years	3.63%
10 Years	3.34%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Short-Term High Yield Bond Fund) | Short-Term High Yield Bond Index III (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.28%
5 Years	6.92%
10 Years	7.24%
(Institutional) | (WFA Short-Term High Yield Bond Fund) | BofAML High Yield U.S. Corp Cash Pay BB 1-5 YrsIndex (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.22%
5 Years	6.80%
10 Years	6.42%
(Institutional) | (WFA Short-Term High Yield Bond Fund) | Institutional Class
Average Annual Return:
1 Year	3.64%
5 Years	4.46%
10 Years	4.43%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Short-Term High Yield Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.82%
5 Years	2.53%
10 Years	2.49%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Short-Term High Yield Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.43%
5 Years	2.67%
10 Years	2.62%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Absolute Return Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.54%)
5 Years	(2.37%)
Since Inception	5.55%	[2]
(Institutional) | (WFA Absolute Return Fund) | BofA Merrill Lynch 3 Month U.S. T Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.10%
5 Years	1.48%
Since Inception	2.02%	[2]
(Institutional) | (WFA Absolute Return Fund) | Institutional Class
Average Annual Return:
1 Year	2.92%
5 Years	4.40%
Since Inception	10.03%	[2]
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Absolute Return Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.38%
5 Years	2.02%
Since Inception	7.42%	[2]
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Absolute Return Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.90%
5 Years	2.52%
Since Inception	7.41%	[2]
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Asset Allocation Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(7.35%)
5 Years	(1.93%)
10 Years	4.24%
(Institutional) | (WFA Asset Allocation Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Institutional) | (WFA Asset Allocation Fund) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.90%)
5 Years	1.33%
10 Years	4.45%
(Institutional) | (WFA Asset Allocation Fund) | Institutional Class
Average Annual Return:
1 Year	1.41%
5 Years	2.52%
10 Years	6.84%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Asset Allocation Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.81%
5 Years	1.04%
10 Years	5.49%
Inception Date of Share Class	Nov. 30, 2012
(Institutional) | (WFA Asset Allocation Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.01%
5 Years	1.45%
10 Years	5.30%
Inception Date of Share Class	Nov. 30, 2012

[1]	Performance Since 6/29/2007
[2]	Performance Since 7/23/2003